Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Effect of Nuclear Technology and other environmental obligations on the balance sheet

	December 31,
($ in millions)	2012	2011
Provision balance relating to:
Nuclear Technology business	9	24
Various businesses	82	68

	91	92

Environmental provisions included in:
Provisions and other current liabilities	22	22
Other non-current liabilities	69	70

	91	92

Best estimate of future payments for guarantee obligations

	December 31,
	2012	2011
($ in millions)	Maximum potential payments
Performance guarantees	149	148
Financial guarantees	83	85
Indemnification guarantees	190	194

Total	422	427

Provisions for warranties

($ in millions)	2012	2011
Balance at January 1,	1,324	1,393
Warranties assumed through acquisitions	4	10
Claims paid in cash or in kind	(219)	(177)
Net increase in provision for changes in estimates, warranties issued and warranties expired	149	124
Exchange rate differences	33	(26)

Balance at December 31,	1,291	1,324